Deposits (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Schedule of Maturities of Time Deposits	Scheduled maturities of time deposits for the next five years were as follows:

2015	$177,449
2016	60,154
2017	29,328
2018	19,242
2019	35,008